DEBT - Summary of Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	May 31, 2018	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt	$ 1,273,723,000	$ 1,054,022,000
Deferred charges	(11,378,000)	(8,539,000)		$ (8,278,000)
Long-term Debt, Total	1,262,345,000	1,045,483,000		$ 1,113,870,000
Current portion of long-term debt	(105,864,000)	(87,831,000)
Noncurrent portion	1,156,481,000	957,652,000
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	304,000,000		$ 304,000,000
Long-term debt	235,315,000	304,014,000
$93.75 million term loan
Debt Instrument [Line Items]
Principal amount	93,750,000					$ 93,750,000
Long-term debt	77,314,000	83,888,000
$131.79 million term loan
Debt Instrument [Line Items]
Principal amount	131,790,000					$ 131,790,000
Long-term debt	98,681,000	114,036,000
$155.3 million term loan
Debt Instrument [Line Items]
Principal amount	155,300,000				$ 155,300,000
Long-term debt	121,573,000	142,400,000
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount	120,000,000							$ 120,000,000
Long-term debt	81,071,000	99,661,000
$420.0 million term loan
Debt Instrument [Line Items]
Principal amount	420,000,000						$ 420,000,000		$ 420,000,000
Long-term debt	280,387,000	310,023,000
Long-term Debt, Total	280,400,000	310,000,000
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount	260,000,000
Long-term debt	256,905,000	0
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	175,000,000
Long-term debt	$ 122,477,000	$ 0